-NET INCOME/ (LOSS) PER COMMON SHARE	9 Months Ended
Sep. 30, 2011
-NET INCOME/ (LOSS) PER COMMON SHARE

NOTE M—NET INCOME/ (LOSS) PER COMMON SHARE

The Company’s reconciliation of the numerators and denominators of the basic and fully diluted income per shares is as follows for the years ended December 31, 2010 and 2009 are as follows:

	For the year ended December 31, 2010			For the year ended December 31, 2009
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Net Income/(Loss)	$ (394,051)			$ (3,976)
Basic EPS
Income available to common stockholders	(394,051)	34,839,166	$ (0.01)	(3,976)	27,798,922	$ 0.00
Effect of Dilutive Securities
Warrants
Convertible preferred stock		29,713			29,713
Diluted EPS
Net Income/(Loss)	(394,051)	36,836,542	$ (0.01)	(3,976)	27,828,635	$ 0.00